Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of September 30:

	2025	2024
Accruals for subcontracting fees	$231,303	$386,100
Accruals for advertising and marketing expense	-	308,880
Other	527,975	370,737
	$759,278	$1,065,717